Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Costs
	Year Ended December 31,
	2023	2022
Fixed payments and variable payments that depend on an index or rate:
Office and operational lease expenses	$131	$132
Variable lease cost (included in the operating lease costs)	$9	$3
Total operating lease costs	$140	$135
Operating cash flows, for amounts included in the measurement of lease liabilities, are as follows:
	Year Ended December 31,
	2023	2022
Office and operational spaces lease expenses	$101	$119
Supplemental information related to operating leases is as follows:
	Year Ended December 31,
	2023	2022
Operating lease right-of-use assets	$198	$305
Operating lease liabilities	$171	$271
Weighted average remaining lease term (years)	1.58	2.58
Weighted average discount rate	12.69%	12.69%

Schedule of Maturities Operating Lease Liabilities	The following table outlines maturities of the Company’s operating lease liabilities as of December 31, 2023:
Operating lease liabilities
2024	$117
2025	68
Total undiscounted lease payments	$185
Less – imputed interest	$14
Present value of lease liabilities	$171